RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Related Party Transactions

During the three months ended March 31, 2024, a total of 40,000 shares of Class A preferred stock was issued to the members of the Company’s Board of Directors for services provided. The value of all these shares was determined to be $60,000 based on an assumed conversion at a one-for-25 ratio of the Class A preferred stock for common shares and the closing market price of the common shares on the date of grant.

During the three months ended March 31, 2024, a total of 90 shares of Series B preferred stock was issued to the Company’s Vice President, Austen Lambrecht, and to the Company’s Chief Executive Officer, Greg Lambrecht.

During the three months ended March 31, 2024 and 2023, the Company borrowed $70,000 and $2,521, respectively in a series of cash payments from the Company’s CEO in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on March 15, 2025. The promissory note totals $1,020,550 at March 31, 2024.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $7,137 and $6,346 at March 31, 2024 and December 31, 2023, respectively.

NOTE 3 – RELATED PARTY TRANSACTIONS

Related Party Transactions

During the year ended December 31, 2023, a total of 200,001 shares of Class A preferred stock were issued to the Company’s Vice President, Austen Lambrecht, the son of Greg Lambrecht, the Company’s Chief Executive Officer (“CEO”). In addition, one share of Class A preferred stock was issued to Greg Lambrecht and each of the two other members of the Company’s Board of Directors for services provided. See Note 5 - Capital Stock.

During the year ended December 31, 2023, 552,405 shares of Class A preferred stock were converted into 13,810,125 common shares.

During the years ended December 31, 2023 and 2022, the Company borrowed $215,500 and $540,000, respectively in a series of cash payments from the Company’s CEO in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on March 15, 2025. The promissory note totals $950,550 at December 31, 2023.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $6,346 and $3,173 at December 31, 2023 and 2022, respectively.